MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares Security Description Value
Common Stock - 37.1%
Communication Services - 3.7%
28,660 Alphabet, Inc., Class A
(a)(b)
$ 3,521,454
34,293 AT&T, Inc. 539,429
32,172 Comcast Corp., Class A 1,265,968
7,289 Meta Platforms, Inc., Class A
(a)
1,929,544
10,041 The Walt Disney Co.
(a)
883,206
17,941 Verizon Communications, Inc. 639,238
8,296 Warner Bros Discovery, Inc.
(a)
93,579
8,872,418
Consumer Discretionary - 3.1%
22,360 Amazon.com, Inc.
(a)(b)
2,696,169
2,814 McDonald's Corp. 802,300
10,544 NIKE, Inc., Class B 1,109,861
10,011 The Home Depot, Inc.
(b)
2,837,618
7,445,948
Consumer Staples - 2.8%
11,233 Altria Group, Inc. 498,970
5,660 Anheuser-Busch InBev SA/NV, ADR 302,244
1,270 Costco Wholesale Corp. 649,681
5,376 Diageo PLC, ADR 903,276
15,152 Mondelez International, Inc., Class A 1,112,308
9,224 PepsiCo., Inc.
(b)
1,681,996
4,882 The Procter & Gamble Co. 695,685
5,755 Walmart, Inc. 845,237
6,689,397
Energy - 1.6%
4,159 Chevron Corp. 626,429
4,761 EOG Resources, Inc. 510,808
7,329 Exxon Mobil Corp. 748,877
48,133 Kinder Morgan, Inc. 775,423
5,807 Marathon Petroleum Corp. 609,212
3,323 Occidental Petroleum Corp. 191,604
8,894 Schlumberger NV 380,930
3,843,283
Financials - 5.0%
52,675 Bank of America Corp.
(b)
1,463,838
4,184 Berkshire Hathaway, Inc., Class B
(a)
1,343,399
7,060 Chubb, Ltd. 1,311,748
11,965 Citigroup, Inc. 530,289
12,857 JPMorgan Chase & Co. 1,744,823
14,790 MetLife, Inc. 732,844
12,732 The Charles Schwab Corp. 670,849
13,795 U.S. Bancorp 412,471
14,260 Visa, Inc., Class A
(b)
3,151,888
19,495 Wells Fargo & Co. 776,096
12,138,245
Health Care - 5.4%
15,837 Abbott Laboratories
(b)
1,615,374
9,442 AbbVie, Inc. 1,302,618
7,031 Amgen, Inc. 1,551,390
11,136 Bristol-Myers Squibb Co. 717,604
9,531 CVS Health Corp. 648,394
9,690 Johnson & Johnson
(b)
1,502,531
10,745 Medtronic PLC 889,256
6,765 Merck & Co., Inc. 746,924
676 Organon & Co. 13,107
20,839 Pfizer, Inc. 792,299
6,703 UnitedHealth Group, Inc.
(b)
3,265,970

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares Security Description Value
Health Care - 5.4% (continued)
2,585 Viatris, Inc. $ 23,653
13,069,120
Industrials - 2.7%
5,392 Carrier Global Corp. 220,533
9,007 Honeywell International, Inc. 1,725,741
2,696 Otis Worldwide Corp. 214,359
14,637 Raytheon Technologies Corp. 1,348,653
3,529 The Boeing Co.
(a)
725,915
4,919 Union Pacific Corp. 947,006
7,679 United Parcel Service, Inc., Class B 1,282,393
6,464,600
Information Technology - 10.9%
12,466 Advanced Micro Devices, Inc.
(a)
1,473,606
40,860 Apple, Inc.
(b)
7,242,435
2,387 Broadcom, Inc. 1,928,601
27,517 Cisco Systems, Inc. 1,366,770
4,805 Fortinet, Inc.
(a)
328,326
15,389 Intel Corp. 483,830
2,669 Intuit, Inc. 1,118,631
19,736 Microsoft Corp.
(b)
6,481,105
1,924 NVIDIA Corp. 727,926
24,562 Oracle Corp. 2,602,098
12,656 QUALCOMM, Inc. 1,435,317
2,444 ServiceNow, Inc.
(a)
1,331,442
26,520,087
Materials - 0.2%
2,318 Air Products and Chemicals, Inc. 623,867
Real Estate - 0.6%
4,439 American Tower Corp. REIT 818,729
25,155 Weyerhaeuser Co. REIT 720,942
1,539,671
Utilities - 1.1%
37,380 NextEra Energy, Inc.
(b)
2,745,935
Total Common Stock (Cost $53,378,369) 89,952,571
Principal Security Description Rate Maturity Value
Fixed Income Securities - 36.5%
Corporate Non-Convertible Bond - 0.4%
Information Technology - 0.4%
$ 1,000,000 Apple, Inc.
(Cost $989,193) 3.00% 02/09/24 987,232
U.S. Government & Agency Obligations - 36.1%
U.S. Treasury Securities - 36.1%
7,500,000 U.S. Treasury Note/Bond
(b)
0.13  06/30/23 7,469,471
500,000 U.S. Treasury Note/Bond
(b)
2.75  08/31/23 496,842
2,500,000 U.S. Treasury Note/Bond
(b)
0.13  09/15/23 2,462,633
1,000,000 U.S. Treasury Note/Bond
(b)
2.88  09/30/23 992,047
10,000,000 U.S. Treasury Note/Bond
(b)
2.88  11/30/23 9,882,661
15,000,000 U.S. Treasury Note/Bond
(b)
2.63  12/31/23 14,771,902
3,000,000 U.S. Treasury Note/Bond
(b)
0.75  12/31/23 2,921,684
2,000,000 U.S. Treasury Note/Bond
(b)
3.00  06/30/24 1,954,868
5,000,000 U.S. Treasury Note/Bond
(b)
4.25  09/30/24 4,958,887
5,500,000 U.S. Treasury Note/Bond
(b)
2.13  09/30/24 5,307,070
6,000,000 U.S. Treasury Note/Bond
(b)
4.50  11/30/24 5,975,859
5,000,000 U.S. Treasury Note/Bond
(b)
4.25  12/31/24 4,964,355
10,000,000 U.S. Treasury Note/Bond
(b)
4.63  02/28/25 10,006,836
5,000,000 U.S. Treasury Note/Bond
(b)
2.75  02/28/25 4,849,512

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Principal Security Description Rate Maturity Value
U.S. Treasury Securities - 36.1% (continued)
$ 7,500,000 U.S. Treasury Note/Bond 3.88% 04/30/25 $ 7,418,848
3,000,000 U.S. Treasury Note/Bond
(b)
4.25  10/15/25 3,000,059
87,433,534
Total U.S. Government & Agency Obligations (Cost $88,006,298) 87,433,534
Total Fixed Income Securities (Cost $88,995,491) 88,420,766
Shares Security Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
415 Occidental Petroleum Corp.
(a)
(Cost $0) $ 22.00 08/03/27 14,807
Shares Security Description Value
Money Market Fund - 23.2%
56,233,264 First American Government Obligations Fund, Class X, 4.97%
(c)
(Cost $56,233,264) 56,233,264
Investments, at value - 96.8% (Cost $198,607,124) $ 234,621,408
Total Written Options - (0.5)% (Premiums Received $(1,332,212)) (1,211,685)
Other Assets & Liabilities, Net - 3.7% 9,041,482
Net Assets - 100.0% $ 242,451,205

MAI Managed Volatility Fund
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)
May 31, 2023

Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (0.5)%
Call Options Written - (0.4)%
(10) CBOE S&P 500 INDEX S&P 500 $ 4,100.00 06/23 $ 4,179,830 $ (84,500)
(20) CBOE S&P 500 INDEX S&P 500 4,250.00 06/23 8,359,660 (43,060)
(45) CBOE S&P 500 INDEX S&P 500 4,200.00 07/23 18,809,235 (288,000)
(35) CBOE S&P 500 INDEX S&P 500 4,250.00 07/23 14,629,405 (128,800)
(25) CBOE S&P 500 INDEX S&P 500 4,175.00 07/23 10,449,575 (203,650)
(15) CBOE S&P 500 INDEX S&P 500 4,175.00 07/23 6,269,745 (132,225)
(8) CBOE S&P 500 INDEX S&P 500 4,225.00 07/23 3,343,864 (54,240)
(10) CBOE S&P 500 INDEX S&P 500 4,225.00 07/23 4,179,830 (79,500)
(10) CBOE S&P 500 INDEX S&P 500 4,250.00 08/23 4,179,830 (74,660)
Total Call Options Written (Premiums Received $(1,158,002)) (1,088,635)
Put Options Written - (0.1)%
(30) CBOE S&P 500 INDEX S&P 500 3,900.00 07/23 11,700,000 (45,600)
(25) CBOE S&P 500 INDEX S&P 500 3,775.00 07/23 9,437,500 (29,000)
(15) CBOE S&P 500 INDEX S&P 500 3,900.00 08/23 5,850,000 (48,450)
Total Put Options Written (Premiums Received $(174,210)) (123,050)
Total Written Options - (0.5)% (Premiums Received
$(1,332,212)) $ (1,211,685)

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
May 31, 2023

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of May 31, 2023.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) All or a portion of this security is held as collateral for written options.
(c) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of May 31, 2023.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 8,872,418 $ – $ – $ 8,872,418
Consumer Discretionary 7,445,948 – – 7,445,948
Consumer Staples 6,689,397 – – 6,689,397
Energy 3,843,283 – – 3,843,283
Financials 12,138,245 – – 12,138,245
Health Care 13,069,120 – – 13,069,120
Industrials 6,464,600 – – 6,464,600
Information Technology 26,520,087 – – 26,520,087
Materials 623,867 – – 623,867
Real Estate 1,539,671 – – 1,539,671
Utilities 2,745,935 – – 2,745,935
Corporate Non-Convertible Bond – 987,232 – 987,232
U.S. Government & Agency Obligations – 87,433,534 – 87,433,534
Warrants 14,807 – – 14,807
Money Market Fund – 56,233,264 – 56,233,264
Investments at Value $ 89,967,378 $ 144,654,030 $ – $ 234,621,408
Total Assets $ 89,967,378 $ 144,654,030 $ – $ 234,621,408
Liabilities
Other Financial Instruments*
Written Options (1,211,685) – – (1,211,685)
Total Liabilities $ (1,211,685) $ – $ – $ (1,211,685)
*
Other Financial Instruments are derivative instruments reflected in separate schedules such as written options, which appear in the Schedule of Call and Put Options Written and are valued at their market value at period end.

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
May 31, 2023

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.